UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6194

UTC North American Fund, Inc.
(Exact name of registrant as specified in charter)

c/o U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP,
555 S. Flower Street, 35th Floor,
Los Angeles, CA 90071
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

UTC North American Fund
Schedule of Investments
September 30, 2010 (Unaudited)

Shares		Value
	COMMON STOCKS - 64.4%
	Capital Goods - 2.5%
53,815	General Electric Co.	$874,494

	Communications Equipment - 2.3%
36,214	Cisco Systems, Inc. (a)	793,087

	Computers & Peripherals - 3.2%
26,837	Hewlett Packard Co.	1,129,033

	Consumer Discretionary - 7.3%
8,700	Darden Restaurants, Inc.	372,186
20,187	Target Corp.	1,078,793
7,200	The TJX Companies, Inc.	321,336
9,400	The Walt Disney Co.	311,234
10,100	Yum! Brands, Inc.	465,206
		2,548,755
	Data Processing - 1.7%
13,863	Automatic Data Processing, Inc.	582,662

	Electric Utilities - 0.6%
11,500	Duke Energy Corp.	203,665

	Electronic Equipment, Instruments & Components - 0.7%
7,500	Agilent Technologies, Inc. (a)	250,275

	Financial Services - 4.4%
10,799	Bank of America Corp.	141,575
9,800	Citigroup, Inc. (a)	38,220
2,500	The Goldman Sachs Group, Inc.	361,450
26,034	JPMorgan Chase & Co.	991,114
		1,532,359
	Food & Staples Retailing - 4.8%
15,570	Shoppers Drug Mart Corp. (e)	605,155
20,327	Wal-Mart Stores, Inc.	1,087,901
		1,693,056
	Health Care - 2.6%
5,200	Beckman Coulter, Inc.	253,708
17,800	Boston Scientific Corp. (a)	109,114
6,300	Pfizer Inc.	108,171
6,300	UnitedHealth Group, Inc.	221,193
3,700	WellPoint Inc. (a)	209,568
		901,754
	Hotels, Restaurants & Leisure - 3.2%
14,890	McDonald's Corp.	1,109,454

	Industrial Conglomerates - 0.5%
2,151	3M Co.	186,513

	Insurance - 4.4%
5,200	Aflac, Inc.	268,892
42,466	Great-West Lifeco Inc. (e)	1,050,816
10,200	The Progressive Corp.	212,874
		1,532,582
	Internet Software & Services - 3.0%
1,977	Google Inc. - Class A (a)	1,039,487

	Marine - 2.1%
59,072	Diana Shipping Inc. (a)(e)	750,214

	Metals & Mining - 0.4%
13,491	Yamana Gold Inc. (e)	153,797

	Oil, Gas & Consumable Fuels - 8.6%
25,767	Energy Transfer Partners, L.P.	1,244,031
19,435	Petroleo Brasileiro S.A. - Petrobras - ADR (e)	704,907
17,200	Plains All American Pipeline. L.P.	1,082,052
		3,030,990
	Semiconductor - 1.0%
19,300	Intel Corp.	371,139

	Technology - 2.2%
17,400	Corning Inc.	318,072
3,300	International Business Machines Corp. (IBM)	442,662
		760,734
	Telecommunications - 1.2%
8,500	American Tower Corp. - Class A (a)	435,710

	Thrifts & Mortgage Finance - 2.9%
62,481	New York Community Bancorp, Inc.	1,015,316

	Tobacco - 3.0%
44,450	Altria Group, Inc.	1,067,689

	Transportation - 1.1%
4,900	Union Pacific Corp.	400,820

	Wireless Telecommunication Services - 0.7%
6,406	Rogers Communications, Inc. - Class B (e)	239,766

	TOTAL COMMON STOCKS (Cost $22,027,380)	22,603,351

	EXCHANGE TRADED FUNDS - 9.6%
	Investment Companies - 9.6%
10,584	iShares iBoxx $ Investment Grade Corporate Bond Fund (a)	1,196,945
32,182	iShares MSCI Emerging Markets Index	1,440,788
22,363	Market Vectors Russia ETF	727,468
	TOTAL EXCHANGE TRADED FUNDS (Cost $3,138,382)	3,365,201

Principal
Amount		Value
	ASSET BACKED SECURITIES - 0.5%
	Continental Airlines Inc. Pass Thru Certificates
62,214	Series 2000-2, 7.707%, 04/02/2021 (Acquired 07/19/2005, Cost $62,279) (c)(d)(g)	66,725
	FedEx Corp.
82,058	1993-A, 8.760%, 05/22/2015	93,135

	TOTAL ASSET BACKED SECURITIES (Cost $154,643)	159,860

	CORPORATE BONDS - 18.5%
	Financial Services - 2.0%
	The Goldman Sachs Group, Inc.
588,000	7.500%, 02/15/2019	700,696

	Insurance - 3.0%
	Sagicor Finance Ltd.
1,005,000	7.500%, 05/12/2016 (e)	1,050,305

	Metals - 2.4%
	Usiminas Commercial Ltd
750,000	7.250%, 01/18/2018 (Acquired Various Dates, Cost $788,262) (c)(d)(e)	855,000

	Oil, Gas & Consumable Fuels - 3.5%
	Petroldrill Four Ltd.
100,023	4.620%, 04/15/2016	105,970
	Rowan Companies
38,000	5.880%, 03/15/2012	38,910
	Talisman Energy, Inc.
840,000	7.750%, 06/01/2019 (e)	1,074,012
		1,218,892
	Telecommunication Services - 2.2%
	Brasil Telecom S/A
740,000	9.380%, 08/18/2015 (b)(e)	769,600

	Tobacco - 0.9%
	Altria Group, Inc.
260,000	8.500%, 11/10/2013	311,554

	Transportation - 3.1%
	The Burlington Northern and Santa Fe Railway Co.
90,415	5.943%, 01/15/2022	105,110
	Canadian Pacific Railway Co.
720,000	7.250%, 05/15/2019 (e)	892,445
	Norfolk Southern Corp.
100,000	5.257%, 09/17/2014	112,015
		1,109,570
	Utilities - 1.4%
	Petroleum Co. Trinidad & Tobago Ltd.
390,000	9.750%, 08/14/2019 (e)	479,700

	TOTAL CORPORATE BONDS (Cost $5,935,534)	6,495,317

	MORTGAGE BACKED SECURITIES - 0.7%
	GS Mortgage Securities Corp. II
250,000	Series 2007-GG10, Class A4, 5.805%, 08/10/2045 (f)	261,795

	TOTAL MORTGAGE BACKED SECURITIES (Cost $181,120)	261,795

	SHORT TERM INVESTMENTS - 8.7%
	US Treasury Bills - 8.7%
	United States Treasury Bills
412,000	0.12%, 01/13/2011	411,855
1,378,000	0.13%, 02/10/2011	1,377,333
1,253,000	0.17%, 03/10/2011	1,252,043
1,000	0.11%, 04/07/2011	999

	TOTAL SHORT TERM INVESTMENTS (Cost $3,042,640)	3,042,230

	Total Investments (Cost $34,479,699) - 102.4%	35,927,754
	Liabilities in Excess of Other Assets - (2.4)%	(825,752)
	TOTAL NET ASSETS - 100.0%	$35,102,002

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Callable Security
(c)	Restricted Security. The total value of restricted securities is $921,725 (2.6% of net assets) at September 30, 2010.
(d)	144A Securities
(e)	Foreign Issued Security
(f)	Variable Rate
(g)	Illiquid Securities

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	34,479,699
	Gross unrealized appreciation	3,576,770
	Gross unrealized depreciation	(2,128,715)
	Net unrealized appreciation	1,448,055

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Summary of Fair Value Exposure at September 30, 2010

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The investments whose values are based on quoted market prices in active market, and are therefore classified within level 1, include active listed domestic equities (including rights and warrants) included listed ADRs, Exchange Traded Funds and Preferred Stocks.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within level 2. These include, fixed income, ADRs and restricted stock securities.

The following is a summary of the inputs used to value the Fund's (Portfolio's) net assets as of September 30, 2010:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	-	159,860	-	159,860
Common Stocks	22,603,351	-	-	22,603,351
Corporate Bonds	-	6,495,317	-	6,495,317
Investment Company	3,365,201	-	-	3,365,201
Mortgage Backed Securities	-	261,795	-	261,795
Short-Term Investments	-	3,042,230	-	3,042,230
Other Financial Instruments*	-	-	-	-
Total**	25,968,552	9,959,202	-	35,927,754

			Investments in Securities
			Period Ended
Fair Value Measurement Using Significant Unobservable Inputs (Level 3)			September 30, 2010
Fair Value as of 12/31/09			$735,299
Total unrealized gain (losses) included in earnings			12,488
Total realized gain (losses) included in earnings			9,713
Net purchase (sales)			(757,500)
Fair Value as of 09/30/10			$-

The amount of total gains or losses for the period included in net increase (decrease) in net asset applicable to outstanding shares attributed to the change in unrealized gains or losses relating
to assets still held at the reporting date			$-

In January 2010, FASB issued Accounting Standards Update No. 2010-06, Improving Disclosures about Fair Value Measurements (ASU 2010-06). ASU 2010-06 requires new disclosures regarding transfers in and out of Levels 1 and 2 (effective for interim and annual periods beginning after December 15, 2009), as well as additional details regarding Level 3 transaction activity (effective for interim and annual periods beginning after December 15, 2010). There were no significant transfers into or out of Level 1 and Level 2 fair value measurements during the reporting period for the Fund, as compared to their classification from the most recent annual report.

* Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, written options, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

**Additional information regarding the industry and/or geographical classification of these investments is disclosed in the schedule of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UTC North American Fund, Inc.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date                       11/9/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Amoy Van Lowe
                      Amoy Van Lowe, President

Date                       11/9/2010

By   /s/ Michelle Persad
                      Michelle Persad, Treasurer

Date                       11/9/2010